SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
RULE 23C-2 NOTICE OF INTENTION
TO REDEEM SECURITIES
OF
THE GDL FUND
One Corporate Center
Rye, New York 10580-1422
(914) 921-5070
under the
Investment Company Act of 1940
Investment Company Act File No. 811-21969

(1)	Title of the class of securities of The GDL Fund (the “Fund”) to be redeemed:
          Series A Cumulative Callable Preferred Shares, par value $0.001 per share, liquidation preference of $50.00 per share (the “Series A Preferred Shares”).
(2)	The date on which the securities are to be called or redeemed:
          May 31, 2011.
(3)	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:
          The Series A Cumulative Callable Preferred Shares are to be redeemed pursuant to Part II, Section 4(b) and 4(c) of the Fund’s Statement of Preferences of Series A Cumulative Callable Preferred Shares creating and fixing the rights of the Series A Preferred Shares, a form of which was filed with the Securities and Exchange Commission on December 18, 2008 as Exhibit (a)(i) to the Fund’s Registration Statement on Form N-2.
(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:
          The Fund intends to redeem all (1,697,246 shares) of its outstanding Series A Preferred Shares at the redemption price of $50.00 per share, which equals the liquidation preference of $50.00 per share, together with any accumulated and unpaid dividends.

SIGNATURE
     Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on April 28, 2011.

THE GDL FUND
/s/ Bruce N. Alpert
By: Bruce N. Alpert
Title:	President and Principal Executive Officer

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